MINERAL PROPERTY INVESTMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Mineral property investments	$ 6,435,000	$ 6,726,000
Fair value gain	$ 293,000	$ 1,329,000
Ownership percentage	100.00%
Clifton Star Resources Inc [Member]
Statement [Line Items]
Ownership percentage	10.00%